Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common stock [Member]	Commitment to issue shares [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]	Total
Beginning balance (Shares) at Jan. 31, 2022	120,047,814
Beginning balance at Jan. 31, 2022	$ 105,236,351	$ 628,141	$ (2,370,967)	$ (69,764,923)	$ 33,728,602
Share-based compensation	$ 209,441				209,441
Net income/loss and other comprehensive loss for the year			83,822	293,211	377,033
Ending balance (Shares) at Jan. 31, 2023	120,047,814
Ending balance at Jan. 31, 2023	$ 105,445,792	628,141	(2,287,145)	(69,471,712)	34,315,076
Share-based compensation	$ 22,128				22,128
Net income/loss and other comprehensive loss for the year			15,089	(3,305,285)	(3,290,196)
Ending balance (Shares) at Jan. 31, 2024	120,047,814
Ending balance at Jan. 31, 2024	$ 105,467,920	628,141	(2,272,056)	(72,776,997)	31,047,008
Share-based compensation
Net income/loss and other comprehensive loss for the year			808	(74,404)	(73,596)
Ending balance (Shares) at Mar. 31, 2024	120,047,814
Ending balance at Mar. 31, 2024	$ 105,467,920	$ 628,141	$ (2,271,248)	$ (72,851,401)	$ 30,973,412